Exception Grades

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Final Exception Rating	Fitch Final Exception Rating	Kroll Final Exception Rating	Moody's Final Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXXX	XXXXX	XXXXX	NQM492	29682551	XXXX	XX/XX/XXXX 3:42:39 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the guidelines, borrower must own primary residence. Lender exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC	Reviewer Comment (2023-08-30): Pre-close lender exception in the file. Seller Comment (2023-08-30): The Approved Exception is on Page 8 of XXXX. Please Cancel			XX/XX/XXXX 4:15:39 PM	2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXXX	XXXXX	XXXXX	NQM511	29682557	XXXX	XX/XX/XXXX 4:30:47 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower has one tradeline reporting 12 months in the most recent 12 months(XXXX); however, the other tradelines which have a minimum 12-month history are just over 12 months old. XXXX closed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC	Reviewer Comment (2023-08-30): Pre-close exception in the file. Seller Comment (2023-08-30): The Approved Exception is on Page 12 of XXXX. Please Cancel			XX/XX/XXXX 3:59:52 PM	2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXXX	XXXXX	XXXXX	NQM518	29682559	XXXX	XX/XX/XXXX 4:33:13 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower has one tradeline reporting 12 months in the most recent 12 months(XXXX); however, the other tradelines which have a minimum 12-month history are just over 12 months old. XXXX closed.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2023-08-30): Pre-close exception in the file. Seller Comment (2023-08-30): The Approved Exception is on Page 26 of XXXX. Please Cancel			XX/XX/XXXX 4:00:43 PM	2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXXX	XXXXX	XXXXX	NQM522	29682576	XXXX	XX/XX/XXXX 9:50:34 AM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception provided for Escrow Waiver with FICO under 700.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		SitusAMC SitusAMC	Reviewer Comment (2023-08-30): Lender exception provided. Client elects to waive/regrade with compensating factors.			XX/XX/XXXX 9:35:08 AM	2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXXX	XXXXX	XXXXX	NQM523	29682578	XXXX	XX/XX/XXXX 1:35:07 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception provided for 12month Rental History to Subject Property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC	Reviewer Comment (2023-08-30): Lender Exception provided. Client elects to waive/regrade with Compensating Factors.			XX/XX/XXXX 12:59:10 PM	2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXXX	XXXXX	XXXXX	NQM487	29682594	XXXX	XX/XX/XXXX 1:12:02 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Cash out refinance - borrower does not have 12 months history of rent on the property	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC	Reviewer Comment (2023-08-30): Prefunding credit exception - waived with compensating factors			XX/XX/XXXX 1:03:40 PM	2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXXX	XXXXX	XXXXX	NQM485	29682614	XXXX	XX/XX/XXXX 7:20:25 PM	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of XXX is less than Guideline representative FICO score of 700.	Impound Waiver with FICO under 700.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		SitusAMC SitusAMC	Reviewer Comment (2023-09-05): Lender exception provided. Client elects to waive/regrade with compensating factors.			XX/XX/XXXX 7:13:23 PM	2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Home Improvement		B	B	B	B			A	A		N/A	No
XXXXX	XXXXX	XXXXX	NQM596	29682656	XXXX	XX/XX/XXXX 9:25:37 AM	Credit	Guideline	Guideline Issue	Guideline	Short Term Rental property consistently used as a seasonal or vacation rental (i.e., XXXX) and evidence of at least 12 months of Operating History is not present in the loan file.			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC	Reviewer Comment (2023-09-06): Lender Exception provided. Client elects to waive/regrade with compensating factors.			XX/XX/XXXX 8:16:41 AM	2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXXX	XXXXX	XXXXX	NQM571	29682665	XXXX	XX/XX/XXXX 5:18:17 PM	Credit	Guideline	Guideline Issue	Guideline	Ineligible Property Type per the guidelines.		Max acreage is 2 acres, subject is XX acres. Lender exception in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV less than guideline max by at least 10%. Borrower's score exceeds guideline minimum by at least 40 points.	SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2023-09-26): Lender exception in file.			XX/XX/XXXX 4:09:21 PM	2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXXX	XXXXX	XXXXX	NQM600	29682662	XXXX	XX/XX/XXXX 4:59:33 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		All borrowers of LLC are not natural persons, lender exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Fico exceeds minimum by at least 40 points.	SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2023-09-26): Lender exception in file.			XX/XX/XXXX 4:58:03 PM	2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXXX	XXXXX	XXXXX	NQM430	29682670	XXXX	XX/XX/XXXX 12:50:31 PM	Credit	Property - Appraisal	Property Eligibility - Subject and Improvements	Property - Appraisal	Guideline Issue: Property type not allowed per credit guidelines		Maximum property acreage on DSCR is 2 acres, subject has XX acres, lender exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Fico exceeds guideline minimum by 46 points.	SitusAMC Originator,SitusAMC	Reviewer Comment (2023-10-03): Lender exception in file, waived with compensating factors.			XX/XX/XXXX 12:48:41 PM	2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No